LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
LOSS PER SHARE
LOSS PER SHARE
16.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited shareholders - basic and diluted	(2,176,340)	(1,966,680)	(936,251)	(133,882)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	3,558,354,940	3,658,088,876	4,107,065,011	4,107,065,011
Basic and diluted loss per share	(0.61)	(0.54)	(0.23)	(0.03)

For the years ended December 31, 2023, 2024 and 2025, the effects of unexercised options and unvested awarded shares were excluded from the computation of diluted loss per share for the periods presented as their effects would be anti-dilutive.